PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2017
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	March 31,
	2016	2017
	RMB	RMB

Building	53,049,213	53,049,213
Computer equipment	27,972,606	28,964,985
Furniture, fixtures and office equipment	2,358,500	2,471,985
Software	15,833,639	15,994,016
Motor vehicles	2,401,570	2,767,358
Leasehold improvements	16,118,799	16,412,286

	117,734,327	119,659,843
Less: accumulated depreciation and amortization	(60,504,600)	(67,790,929)

Property and equipment, net	57,229,727	51,868,914

Schedule of allocation of depreciation expense recognized

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB

Cost of revenues	2,218,458	2,923,170	3,283,130
Research and development	199,886	879,228	1,064,370
Sales and marketing	464,404	514,458	601,509
General and administrative	4,162,029	4,101,778	3,743,084

Total depreciation expense	7,044,777	8,418,634	8,692,093